INVESTMENTS - Net Appreciation In Investments Held (Details) - EUR (€)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
EBP 1998
EBP, Schedule of Asset Held for Investment [Line Items]
Net appreciation/ (depreciation) as follows	€ (192,839)	€ 51,259	€ 1,288